PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 3)	12 Months Ended
Dec. 31, 2015
U.S. Plan
Defined Benefit Plan Disclosure
Maximum portion of plan assets for which an investment manager is responsible (as a percent)	8.00%
Target allocation, equity securities (as a percent)	42.00%
Target allocation, fixed-income securities (as a percent)	30.00%
Target allocation, alternative investments (as a percent)	28.00%
Investment in Company common stock (as a percent)	3.00%
Non U. S. Plan
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	29.00%
Target allocation, equity securities (as a percent)	1.00%
Target allocation, alternative investments (as a percent)	40.00%
Target allocation, fixed income securities (as a percent)	3.00%
Target allocation, mutual, pooled and commingled funds (as a percent)	56.00%
European and Canadian plans
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	71.00%
Target allocation, equity securities (as a percent)	61.00%
Target allocation, alternative investments (as a percent)	14.00%
Target allocation, fixed income securities (as a percent)	25.00%
Global equities [Member] | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	60.00%
Investment in Company common stock (as a percent)	6.00%
Emerging market equities | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	16.00%
Domestic small- and mid-cap equities | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	24.00%
Long-duration bonds | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, fixed-income securities (as a percent)	33.00%
Multi-strategy alternative credit managers | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, fixed-income securities (as a percent)	67.00%